Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Restricted Cash
Restricted cash	$ 210		$ 786	$ 786
Reclassification, Other
Restricted Cash
Cash and cash equivalents		$ 600
Security Deposit
Restricted Cash
Restricted cash	$ 200
Letter of Credit | Reclassification, Other
Restricted Cash
Restricted cash		$ 600